Net (Loss) Income Per Share	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Earnings Per Share [Abstract]
Net (Loss) Income Per Share

14. Net Income Per Share

Basic and diluted net income per share attributable to Vital Farms, Inc. common stockholders were calculated as follows:

	13-Weeks Ended
	September 27, 2020	September 29, 2019
Numerator:
Net income	$1,662	$823
Less: Net income (loss) attributable to noncontrolling interests	(15)	(6)
Net income attributable to Vital Farms, Inc. stockholders’ — basic and diluted	$1,677	$829
Denominator:
Weighted average common shares outstanding — basic	34,044,994	25,929,923
Weighted average effect of potentially dilutive securities:
Effect of potentially dilutive stock options	5,066,024	3,171,785
Effect of potentially dilutive common stock warrants	—	177,822
Effect of potentially dilutive redeemable convertible preferred stock	—	8,192,876
Weighted average common shares outstanding — diluted	39,111,018	37,472,406
Net income per share attributable to Vital Farms, Inc. stockholders
Basic	$0.05	$0.03
Diluted	$0.04	$0.02

	39-Weeks Ended
	September 27, 2020	September 29, 2019
Numerator:
Net income	$9,531	$7,636
Less: Net (loss) income attributable to noncontrolling interests	(54)	950
Net income attributable to Vital Farms, Inc. stockholders’ — basic and diluted	$9,585	$6,686
Denominator:
Weighted average common shares outstanding — basic	28,664,914	26,197,567
Weighted average effect of potentially dilutive securities:
Effect of potentially dilutive stock options	4,482,401	2,405,387
Effect of potentially dilutive common stock warrants	128,587	163,677
Effect of potentially dilutive redeemable convertible preferred stock	—	8,192,876
Weighted average common shares outstanding — diluted	33,275,902	36,959,507
Net income per share attributable to Vital Farms, Inc. stockholders
Basic	$0.33	$0.26
Diluted	$0.29	$0.18

For the 13-week periods ended September 27, 2020 and September 29, 2019, options to purchase 45,000 shares of common stock and 0 shares of common stock, respectively, were excluded from the computation of diluted net income per share attributable to Vital Farms Inc. common stockholders because including them would have been antidilutive.  For the 39-week periods ended September 27, 2020 and September 29, 2019, options to purchase 881,969 shares of common stock and 0 shares of common stock, respectively, were excluded from the computation of diluted net income per share attributable to Vital Farms Inc. common stockholders because including them would have been antidilutive.

17. Net (Loss) Income Per Share and Unaudited Pro Forma Net Income Per Share

Net (Loss) Income Per Share

Basic and diluted net (loss) income per share attributable to Vital Farms, Inc. common stockholders were calculated as follows:

	December 31, 2017	Year Ended December 30, 2018	December 29, 2019
Numerator:
Net (loss) income	$(2,145)	$5,629	$3,312
Less: Net (loss) income attributable to noncontrolling interests	(225)	(168)	927

Net (loss) income attributable to Vital Farms, Inc. common stockholders’ — basic and diluted	(1,920)	5,797	2,385

Denominator:
Weighted average common shares outstanding — basic	25,795,865	25,809,665	25,897,223
Weighted average effect of potentially dilutive securities:
Effect of potentially dilutive stock options	—	1,135,883	1,826,084
Effect of potentially dilutive common stock warrants	—	120,170	154,832
Effect of potentially dilutive convertible preferred stock	—	8,192,876	8,192,876

Weighted average common shares outstanding — diluted	25,795,865	35,258,594	36,071,015

Net (loss) income per share attributable to Vital Farms, Inc. common stockholders
Basic	$(0.07)	$0.22	$0.09

Diluted	$(0.07)	$0.16	$0.07

The following potentially dilutive shares were excluded from the computation of diluted net income per share attributable to Vital Farms common Inc. stockholders for the years ended December 31, 2017, December 30, 2018 and December 29, 2019 because including them would have been antidilutive:

	December 31, 2017	Year Ended December 30, 2018	December 29, 2019
Stock options to purchase common stock	2,528,880	494,452	2,538,103
Common stock warrants to purchase common stock	196,800	—	—
Redeemable convertible preferred stock as converted to common stock	8,192,876	—	—

Total	10,918,556	494,452	2,538,103

Unaudited Pro Forma Net Income Per Share

The Company’s unaudited pro forma basic and diluted net income per share attributable to Vital Farms, Inc. common stockholders’ for the year ended December 29, 2019 has been prepared to give effect to the automatic conversion of the Preferred Stock into shares of common stock as if the qualified IPO had occurred on December 31, 2018:

Year Ended December 29, 2019
Numerator:
Net income attributable to Vital Farms, Inc. common stockholders - basic and diluted	$2,385

Unaudited pro forma net income attributable to Vital Farms, Inc. common stockholders— basic and diluted	2,385

Denominator:
Weighted average common shares outstanding— basic	25,897,223
Pro forma adjustment to reflect automatic conversion of redeemable convertible preferred stock as converted to common stock	8,192,876

Unaudited pro forma weighted average common shares outstanding — basic	34,090,099
Add: Weighted-average effect of potentially dilutive securities:
Effect of potentially dilutive stock options	1,826,084
Effect of potentially dilutive common stock warrants	154,832

Unaudited pro forma weighted average common shares outstanding — diluted	36,071,015

Unaudited pro forma net income per share attributable to Vital Farms, Inc. common stockholders
Basic	$0.07

Diluted	$0.07